Borrowings - Schedule of Borrowings (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Jul. 15, 2019	Jun. 28, 2019 USD ($)	Jun. 14, 2019 USD ($)	Feb. 07, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal	$ 7,261,000,000								$ 6,506,400,000
Carrying amount	7,232,600,000								6,480,400,000
Fair value	7,585,300,000								6,570,100,000
Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Principal	4,148,700,000								3,893,700,000
Carrying amount	4,117,300,000								3,859,500,000
Fair value	4,444,900,000								3,963,600,000
Holding company cash and investments | 6.40% due May 25, 2021 (Cdn$400.0)
Disclosure of detailed information about borrowings [line items]
Principal	0	$ 400,000,000.0							289,600,000
Fair value	$ 0								310,200,000
Interest rate	6.40%	6.40%	6.40%	6.40%	6.40%
Holding company cash and investments | 5.84% due October 14, 2022 (Cdn$450.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 343,900,000	$ 450,000,000.0							326,500,000
Fair value	$ 373,800,000								352,900,000
Interest rate	5.84%	5.84%	5.84%	5.84%
Holding company cash and investments | 4.50% due March 22, 2023 (Cdn$400.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 308,500,000	$ 400,000,000.0							292,900,000
Fair value	$ 326,000,000								301,700,000
Interest rate	4.50%	4.50%	4.50%	4.50%
Holding company cash and investments | 4.142% due February 7, 2024
Disclosure of detailed information about borrowings [line items]
Principal	$ 85,000,000							$ 85,000,000.0
Fair value	$ 85,100,000
Interest rate	4.142%	4.142%	4.142%	4.142%				4.142%
Holding company cash and investments | 4.875% due August 13, 2024
Disclosure of detailed information about borrowings [line items]
Principal	$ 282,500,000								282,500,000
Fair value	$ 300,800,000								288,200,000
Interest rate	4.875%	4.875%	4.875%	4.875%
Holding company cash and investments | 4.95% due March 3, 2025 (Cdn$350.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 269,900,000	$ 350,000,000.0							256,300,000
Fair value	$ 293,100,000								267,200,000
Interest rate	4.95%	4.95%	4.95%	4.95%
Holding company cash and investments | 8.30% due April 15, 2026
Disclosure of detailed information about borrowings [line items]
Principal	$ 91,800,000								91,800,000
Fair value	$ 116,100,000								109,500,000
Interest rate	8.30%	8.30%	8.30%	8.30%
Holding company cash and investments | 4.70% due December 16, 2026 (Cdn$450.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 347,000,000	$ 450,000,000.0							329,500,000
Fair value	$ 370,000,000								334,300,000
Interest rate	4.70%	4.70%	4.70%	4.70%
Holding company cash and investments | 4.25% due December 6, 2027 (Cdn$650.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 501,300,000	$ 650,000,000.0							475,900,000
Fair value	$ 515,700,000								462,100,000
Interest rate	4.25%	4.25%	4.25%	4.25%
Holding company cash and investments | 2.75% due March 29, 2028 (€750.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 841,900,000			€ 750,000,000.0					857,400,000
Fair value	$ 910,200,000								854,500,000
Interest rate	2.75%	2.75%	2.75%	2.75%
Holding company cash and investments | 4.85% due April 17, 2028
Disclosure of detailed information about borrowings [line items]
Principal	$ 600,000,000								600,000,000
Fair value	$ 648,900,000								576,300,000
Interest rate	4.85%	4.85%	4.85%	4.85%
Holding company cash and investments | 4.23% due June 14, 2029 (Cdn$500.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 385,600,000	$ 500,000,000.0					$ 500,000,000.0
Fair value	$ 391,400,000
Interest rate	4.23%	4.23%	4.23%	4.23%			4.23%
Holding company cash and investments | 7.75% due July 15, 2037
Disclosure of detailed information about borrowings [line items]
Principal	$ 91,300,000								91,300,000
Fair value	$ 113,800,000								106,700,000
Interest rate	7.75%	7.75%	7.75%	7.75%
Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
Principal	$ 1,028,100,000								983,000,000
Carrying amount	1,039,600,000								995,700,000
Fair value	1,063,800,000								978,500,000
Insurance and reinsurance companies | OdysseyRe floating rate unsecured senior notes due 2021
Disclosure of detailed information about borrowings [line items]
Principal	90,000,000								90,000,000
Fair value	92,500,000								92,400,000
Insurance and reinsurance companies | Allied World senior notes, 4.35% due October 29, 2025
Disclosure of detailed information about borrowings [line items]
Principal	500,000,000								500,000,000
Fair value	$ 524,100,000								490,400,000
Interest rate	4.35%	4.35%	4.35%	4.35%
Insurance and reinsurance companies | Allied World revolving credit facility and other borrowings
Disclosure of detailed information about borrowings [line items]
Principal	$ 39,400,000								39,600,000
Fair value	46,400,000								43,200,000
Insurance and reinsurance companies | Zenith National 8.55% debentures due August 1, 2028
Disclosure of detailed information about borrowings [line items]
Principal	38,500,000								38,500,000
Fair value	$ 38,300,000								38,200,000
Interest rate	8.55%	8.55%	8.55%	8.55%
Insurance and reinsurance companies | Brit 6.625% subordinated notes due December 9, 2030 (£135.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 178,800,000		£ 135,000,000.0						171,900,000
Fair value	$ 181,200,000								174,300,000
Interest rate	6.625%	6.625%	6.625%	6.625%
Insurance and reinsurance companies | Brit floating rate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Principal	$ 140,000,000								7,900,000
Fair value	140,000,000								7,900,000
Insurance and reinsurance companies | Advent floating rate unsecured senior notes due 2026
Disclosure of detailed information about borrowings [line items]
Principal	0								46,000,000
Fair value	0								46,000,000
Insurance and reinsurance companies | Advent floating rate subordinated notes due June 3, 2035
Disclosure of detailed information about borrowings [line items]
Principal	0								47,700,000
Fair value	0								44,700,000
Insurance and reinsurance companies | First Mercury floating rate trust preferred securities due 2036 and 2037
Disclosure of detailed information about borrowings [line items]
Principal	41,400,000								41,400,000
Fair value	41,300,000								41,400,000
Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Principal	2,084,200,000								1,629,700,000
Carrying amount	2,075,700,000								1,625,200,000
Fair value	2,076,600,000								1,628,000,000
Non-insurance companies | Fairfax India floating rate term loans
Disclosure of detailed information about borrowings [line items]
Principal						$ 550,000,000			550,000,000
Fair value	550,000,000								550,000,000
Non-insurance companies | Fairfax India subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Principal	155,100,000								183,800,000
Fair value	155,100,000								183,800,000
Non-insurance companies | Fairfax Africa credit facility
Disclosure of detailed information about borrowings [line items]
Principal	0								30,000,000
Fair value	0								29,500,000
Non-insurance companies | Recipe term loans and credit facilities
Disclosure of detailed information about borrowings [line items]
Principal	413,500,000								328,000,000
Fair value	410,800,000								326,900,000
Non-insurance companies | Boat Rocker demand loans and revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Principal	147,600,000								80,300,000
Fair value	147,500,000								80,300,000
Non-insurance companies | AGT credit facilities, senior notes and loans
Disclosure of detailed information about borrowings [line items]
Principal	435,700,000								0
Fair value	433,100,000								0
Non-insurance companies | CIG long term notes
Disclosure of detailed information about borrowings [line items]
Principal	102,400,000								0
Fair value	102,400,000								0
Non-insurance companies | Grivalia Properties term loans and revolving facility
Disclosure of detailed information about borrowings [line items]
Principal	0								254,200,000
Fair value	0								254,200,000
Non-insurance companies | Loans and revolving credit facilities primarily at floating rates
Disclosure of detailed information about borrowings [line items]
Principal	279,900,000								203,400,000
Fair value	277,700,000								203,300,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying amount	7,232,600,000								6,480,400,000	$ 6,414,100,000
Gross carrying amount | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Carrying amount	4,117,300,000								3,859,500,000	3,475,100,000
Gross carrying amount | Holding company cash and investments | 6.40% due May 25, 2021 (Cdn$400.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	0								288,700,000
Gross carrying amount | Holding company cash and investments | 5.84% due October 14, 2022 (Cdn$450.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	345,900,000								329,200,000
Gross carrying amount | Holding company cash and investments | 4.50% due March 22, 2023 (Cdn$400.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	307,000,000								290,900,000
Gross carrying amount | Holding company cash and investments | 4.142% due February 7, 2024
Disclosure of detailed information about borrowings [line items]
Carrying amount	85,000,000
Gross carrying amount | Holding company cash and investments | 4.875% due August 13, 2024
Disclosure of detailed information about borrowings [line items]
Carrying amount	280,000,000								279,500,000
Gross carrying amount | Holding company cash and investments | 4.95% due March 3, 2025 (Cdn$350.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	267,100,000								252,900,000
Gross carrying amount | Holding company cash and investments | 8.30% due April 15, 2026
Disclosure of detailed information about borrowings [line items]
Carrying amount	91,600,000								91,600,000
Gross carrying amount | Holding company cash and investments | 4.70% due December 16, 2026 (Cdn$450.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	345,100,000								327,200,000
Gross carrying amount | Holding company cash and investments | 4.25% due December 6, 2027 (Cdn$650.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	499,300,000								473,700,000
Gross carrying amount | Holding company cash and investments | 2.75% due March 29, 2028 (€750.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	827,000,000								840,700,000
Gross carrying amount | Holding company cash and investments | 4.85% due April 17, 2028
Disclosure of detailed information about borrowings [line items]
Carrying amount	595,200,000								594,600,000
Gross carrying amount | Holding company cash and investments | 4.23% due June 14, 2029 (Cdn$500.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	383,600,000
Gross carrying amount | Holding company cash and investments | 7.75% due July 15, 2037
Disclosure of detailed information about borrowings [line items]
Carrying amount	90,500,000								90,500,000
Gross carrying amount | Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
Carrying amount	1,039,600,000								995,700,000	1,373,000,000
Gross carrying amount | Insurance and reinsurance companies | OdysseyRe floating rate unsecured senior notes due 2021
Disclosure of detailed information about borrowings [line items]
Carrying amount	90,000,000								89,900,000
Gross carrying amount | Insurance and reinsurance companies | Allied World senior notes, 4.35% due October 29, 2025
Disclosure of detailed information about borrowings [line items]
Carrying amount	506,100,000								507,200,000
Gross carrying amount | Insurance and reinsurance companies | Allied World revolving credit facility and other borrowings
Disclosure of detailed information about borrowings [line items]
Carrying amount	43,000,000								43,500,000
Gross carrying amount | Insurance and reinsurance companies | Zenith National 8.55% debentures due August 1, 2028
Disclosure of detailed information about borrowings [line items]
Carrying amount	38,300,000								38,200,000
Gross carrying amount | Insurance and reinsurance companies | Brit 6.625% subordinated notes due December 9, 2030 (£135.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	180,800,000								176,100,000
Gross carrying amount | Insurance and reinsurance companies | Brit floating rate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Carrying amount	140,000,000								7,900,000
Gross carrying amount | Insurance and reinsurance companies | Advent floating rate unsecured senior notes due 2026
Disclosure of detailed information about borrowings [line items]
Carrying amount	0								45,000,000
Gross carrying amount | Insurance and reinsurance companies | Advent floating rate subordinated notes due June 3, 2035
Disclosure of detailed information about borrowings [line items]
Carrying amount	0								46,500,000
Gross carrying amount | Insurance and reinsurance companies | First Mercury floating rate trust preferred securities due 2036 and 2037
Disclosure of detailed information about borrowings [line items]
Carrying amount	41,400,000								41,400,000
Gross carrying amount | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Carrying amount	2,075,700,000								1,625,200,000	$ 1,566,000,000
Gross carrying amount | Non-insurance companies | Fairfax India floating rate term loans
Disclosure of detailed information about borrowings [line items]
Carrying amount	547,200,000								547,200,000
Gross carrying amount | Non-insurance companies | Fairfax India subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Carrying amount	155,100,000								183,800,000
Gross carrying amount | Non-insurance companies | Fairfax Africa credit facility
Disclosure of detailed information about borrowings [line items]
Carrying amount	0								29,500,000
Gross carrying amount | Non-insurance companies | Recipe term loans and credit facilities
Disclosure of detailed information about borrowings [line items]
Carrying amount	410,700,000								326,900,000
Gross carrying amount | Non-insurance companies | Boat Rocker demand loans and revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Carrying amount	147,600,000								80,300,000
Gross carrying amount | Non-insurance companies | AGT credit facilities, senior notes and loans
Disclosure of detailed information about borrowings [line items]
Carrying amount	432,800,000								0
Gross carrying amount | Non-insurance companies | CIG long term notes
Disclosure of detailed information about borrowings [line items]
Carrying amount	102,400,000								0
Gross carrying amount | Non-insurance companies | Grivalia Properties term loans and revolving facility
Disclosure of detailed information about borrowings [line items]
Carrying amount	0								254,200,000
Gross carrying amount | Non-insurance companies | Loans and revolving credit facilities primarily at floating rates
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 279,900,000								$ 203,300,000